SEGMENT INFORMATION - Schedule of Intercompany Revenues by Segment (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Intercompany Revenues	$ (12,269)	$ (16,622)	$ (29,213)	$ (29,652)
Corporate/Eliminations
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Intercompany Revenues	23	35	153	126
Corporate/Eliminations | Studios
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Intercompany Revenues	17
Corporate/Eliminations | TV Media
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Intercompany Revenues	$ 6	20	84	63
Corporate/Eliminations | Filmed Entertainment
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Intercompany Revenues		$ 15	$ 69	$ 62